Cover	Jun. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2026
Entity File Number	001-41991
Entity Registrant Name	BINAH CAPITAL GROUP, INC.
Entity Central Index Key	0001953984
Entity Tax Identification Number	88-3276689
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	80 State Street
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12207
City Area Code	212
Local Phone Number	404-7002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BCG
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BCGWW
Security Exchange Name	NASDAQ